Employee Benefits (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value of Options Assumptions

The fair value of the 13,000 and 4,000 options granted during the year ended September 30, 2012 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

	13,000 Options	4,000 options
Risk-free interest rate	1.80%	1.80%
Dividend yield	2.00%	2.20%
Expected life at date of grant (months)	120	120
Volatility	19.56%	19.56%
Weighted average grant-date fair value	$1.73	$1.38

The fair value of the 55,000 options granted during the year ended September 30, 2011 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

55,000 Options
Risk-free interest rate	3.21%
Dividend yield	2.50%
Expected life at date of grant	90 months
Volatility	17.78%
Weighted average grant-date fair value	$1.27

The fair value of the 155,000 options granted during the year ended September 30, 2010 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

155,000 Options
Risk-free interest rate	2.92%
Dividend yield	1.99%
Expected life at date of grant	84 months
Volatility	23.90%
Weighted average grant-date fair value	$2.20

Stock Option Activity

The following table summarizes activity for shares under option and weighted average exercise price per share:

	Shares	Weighted average exercise price/share	Weighted average remaining life (years)

Options outstanding – September 30, 2009	357,775	11.35	10
Options exercised	—	—	—
Options forfeited	—	—	—
Options granted in 2010	155,000	10.20	7

Options outstanding – September 30, 2010	512,775	10.99	9

Options exercisable at end of year – September 30, 2010	5,750	$29.42	4

Options outstanding – September 30, 2010	512,775	10.99	9
Options exercised	—	—	—

Options forfeited	(2,500)	32.99	3
Options granted in 2011	55,000	9.00	9

Options outstanding – September 30, 2011	565,275	10.76	8

Options exercisable at end of year – September 30, 2011	5,500	$29.42	4

Options outstanding – September 30, 2011	565,275	10.76	8
Options exercised	—	—	—
Options forfeited	(23,250)	15.11	7
Options granted in 2012	17,000	9.28	9

Options outstanding – September 30, 2012	559,025	$10.54	8

Options exercisable at end of year – September 30, 2012	—	—	—

Stock Options Outstanding

The following table summarizes information about the options outstanding at September 30, 2012:

Number outstanding at September 30, 2012	Remaining contractual life in years	Exercise price per share
337,525	7	$11.00
150,000	8	10.20
54,500	8	9.00
13,000	9	9.15
4,000	9	9.72

559,025

Shares Granted

	Years Ended September 30,
	2012	2011	2010

Shares granted	—	—	28,000
Fair value per share at grant date	—	—	10.20
Aggregate value at grant date	—	—	285,600
Vesting for current year grants	—	—	5 years
Expensed for year	$108,845	$216,668	$191,906

Restricted Stock Award

	Shares	Weighted average grant date fair value per award
Fiscal 2010 activity
Unvested Restricted stock awards – September 30, 2009	34,616	$39.96
Granted	28,000	10.20
Vested	11,042	35.52
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2010	51,574	22.74

Fiscal 2011 activity
Granted	—	—
Vested	15,491	25.29
Cancelled or expired	1,000	50.00

Unvested Restricted stock awards – September 30, 2011	35,083	20.84

Fiscal 2012 activity
Granted	—	—
Vested	11,192	32.15
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2012	23,891	$15.53